Share capital - Schedule of Preferred Shares Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Shares Authorized	65,000,000	65,000,000
Shares Issued	17,305,000	17,305,000
Series A preferred shares [Member]
Class of Stock [Line Items]
Shares Authorized	315,000
Shares Issued	200,000
Liquidation preference	$ 324,345	$ 305,872
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	260,000
Shares Issued
Liquidation preference
Series C preferred shares [Member]
Class of Stock [Line Items]
Shares Authorized	40,000,000
Shares Issued	14,000,000
Liquidation preference	350,000	350,000
Series D preferred shares [Member]
Class of Stock [Line Items]
Shares Authorized	20,000,000
Shares Issued	3,105,000
Liquidation preference	77,625	77,625
Series R preferred stock [Member]
Class of Stock [Line Items]
Shares Authorized	1,000,000
Shares Issued
Liquidation preference